Related party transactions - Financing Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 27, 2013
Non-Executive Employee
Related Party Transaction [Line Items]
Loans outstanding	$ 123,200,000	$ 204,300,000
Interest expense	3,700,000	5,300,000	$ 6,200,000
Director and Executive
Related Party Transaction [Line Items]
Loans outstanding	12,100,000	63,900,000
Proceeds from loans receivable	27,600,000	17,500,000	18.4
Payments for loans receivable	25,100,000	17,400,000	25,200,000
Director
Related Party Transaction [Line Items]
Loans reclassified out of related party loans	54,300,000
Significant Shareholder | Loan Agreement
Related Party Transaction [Line Items]
Loans outstanding	0	0
Loan agreement, maximum lending capacity				$ 95,000,000
Interest income	$ 0	$ 1,000,000	$ 2,700,000